Loans and other financial assets at amortized cost - Details of due from banks (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Cash and cash equivalents [Line Items]
Total	₩ 2,994,672	₩ 2,866,884
Due from banks in local currency
Cash and cash equivalents [Line Items]
Total	753,831	962,513
Due from banks in local currency | Allowance for credit losses
Cash and cash equivalents [Line Items]
Total	(116)	(2,452)
Due from banks in local currency | Due from The Bank of Korea ("BOK") | Gross carrying amount [member]
Cash and cash equivalents [Line Items]
Total	160,000	600,000
Due from banks in local currency | Due from the depository banks | Gross carrying amount [member]
Cash and cash equivalents [Line Items]
Total	170,006	159,264
Due from banks in local currency | Due from non-depository institutions | Gross carrying amount [member]
Cash and cash equivalents [Line Items]
Total	183	14,146
Due from banks in local currency | Due from the Korea Exchange | Gross carrying amount [member]
Cash and cash equivalents [Line Items]
Total	2,440	54
Due from banks in local currency | Others | Gross carrying amount [member]
Cash and cash equivalents [Line Items]
Total	421,318	191,501
Due from banks in foreign currencies
Cash and cash equivalents [Line Items]
Total	2,240,841	1,904,371
Due from banks in foreign currencies | Allowance for credit losses
Cash and cash equivalents [Line Items]
Total	(12,201)	(3,582)
Due from banks in foreign currencies | Due from banks on demand | Gross carrying amount [member]
Cash and cash equivalents [Line Items]
Total	199,671	194,781
Due from banks in foreign currencies | Due from banks on time | Gross carrying amount [member]
Cash and cash equivalents [Line Items]
Total	466,963	205,351
Due from banks in foreign currencies | Others | Gross carrying amount [member]
Cash and cash equivalents [Line Items]
Total	₩ 1,586,408	₩ 1,507,821